Fund Summary
Franklin Strategic Series FSS1-21 | Franklin Small-Mid Cap Growth Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 80 in the Fund's Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Small-Mid Cap Growth Fund} - Franklin Strategic Series FSS1-21 - Franklin Small-Mid Cap Growth Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Small-Mid Cap Growth Fund} - Franklin Strategic Series FSS1-21 - Franklin Small-Mid Cap Growth Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.24%	0.24%	0.24%	0.02%	0.24%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[1]	0.96%	1.71%	1.21%	0.49%	0.71%
Fee waiver and/or expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	0.95%	1.70%	1.20%	0.48%	0.70%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Small-Mid Cap Growth Fund} - Franklin Strategic Series FSS1-21 - Franklin Small-Mid Cap Growth Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 666	$ 273	$ 122	$ 49	$ 72
3 years	862	538	383	156	226
5 years	1,075	927	664	273	394
10 years	$ 1,685	$ 2,019	$ 1,466	$ 615	$ 882

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Small-Mid Cap Growth Fund}	Franklin Strategic Series FSS1-21 Franklin Small-Mid Cap Growth Fund Class C USD ($)
1 Year	$ 173
3 Years	538
5 Years	927
10 Years	$ 2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.46% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies. For this Fund, small-cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid-cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, predominantly in common stock.

The Fund, from time to time, may have significant positions in particular sectors such as information technology (including healthcare technology, technology services and electronic technology), consumer discretionary and healthcare.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that reflects the broader equity markets universe.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	17.32%
Worst Quarter:	Q4'08	-26.27%
As of June 30, 2017, the Fund's year-to-date return was 10.97%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2016
Average Annual Total Returns{- Franklin Small-Mid Cap Growth Fund} - Franklin Strategic Series FSS1-21 - Franklin Small-Mid Cap Growth Fund		Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes		(1.67%)	9.74%	5.97%
Class A | After Taxes on Distributions		(3.14%)	6.91%	4.26%
Class A | After Taxes on Distributions and Sales		0.24%	7.52%	4.72%
Class C | Return Before Taxes		2.63%	10.21%	5.81%
Class R | Return Before Taxes		4.06%	10.75%	6.33%
Class R6 | Return Before Taxes		4.84%			9.72%
Advisor Class | Return Before Taxes		4.62%	11.33%	6.88%
Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes)	[2]	7.33%	13.50%	7.83%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	[2]	11.96%	14.65%	6.94%
[1]	Since inception May 1, 2013.
[2]	The Fund changed its primary benchmark from the S&P 500® Index to the Russell Midcap® Growth Index because the Russell Midcap® Growth Index contains securities that more closely align with the securities in the market in which the Fund invests. The S&P 500® Index is now the Fund’s secondary benchmark.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.